Equity Method Investments and Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Variable Interest Entities	Equity Method Investments and Variable Interest Entities
We conduct some of our operations through joint ventures, which operate as partnerships, corporations, undivided interests and other business forms and are principally accounted for using the equity method of accounting. Additionally, the majority of our joint ventures are VIEs.

The following table presents a rollforward of our equity in and advances to unconsolidated affiliates:

Dollars in millions	2020	2019
Beginning balance at January 1,	$846	$724
Cumulative effect of change in accounting policy (a)	—	25
Adjusted balance at January 1,	846	749
Equity in earnings of unconsolidated affiliates	30	35
Distributions of earnings of unconsolidated affiliates	(38)	(69)
Advances to (payments from) unconsolidated affiliates, net	(15)	(10)
Investments (b)	26	146
Impairment of equity method investments (c)	(19)	—
Foreign currency translation adjustments	50	(7)
Other	1	2
Balance at December 31,	$881	$846

(a)At January 1, 2019, we recognized a cumulative effect adjustment of $25 million as a result of the adoption of ASC 606 by our unconsolidated project joint ventures. See Note 1 "Significant Accounting Policies" for further discussion.
(b)Investments include $24 million and $141 million in funding contributions to JKC for the years ended December 31, 2020 and 2019, respectively.
(c)During the year ended December 31, 2020, we recognized an impairment of $13 million associated with our investment in a joint venture project located in the Middle East and a $6 million impairment related to other equity method investments. See Note 7 "Restructuring Charges and Asset Impairments" for further discussion.

Equity Method Investments

Brown & Root Industrial Services Joint Venture. On September 30, 2015, we executed an agreement with Bernhard Capital Partners ("BCP"), a private equity firm, to establish the Brown & Root Industrial Services joint venture in North America. In connection with the formation of the joint venture, we contributed our Industrial Services Americas business and received cash consideration of $48 million and a 50% interest in the joint venture. As a result of the transaction, we no longer had a controlling interest in this Industrial Services business and deconsolidated it effective September 30, 2015. The Brown & Root Industrial Services joint venture offers engineering, construction and reliability-driven maintenance services for the refinery, petrochemical, chemical, specialty chemicals and fertilizer markets. Our interest in this venture is accounted for using the equity method and we have determined that the Brown & Root Industrial Services joint venture is not a VIE. Results from this joint venture are included in our STS business segment.
Summarized financial information

Summarized financial information for all jointly owned operations including VIEs that are accounted for using the equity method of accounting is as follows:

Balance Sheet

	December 31,
Dollars in millions	2020	2019
Current assets	$3,216	$3,072
Noncurrent assets	3,227	3,219
Total assets	$6,443	$6,291

Current liabilities	$1,018	$949
Noncurrent liabilities	2,831	2,922
Total liabilities	$3,849	$3,871

Statements of Operations

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues	$2,032	$2,592	$3,190
Operating income	$54	$92	$197
Net income	$28	$48	$173

Unconsolidated Variable Interest Entities

For the VIEs in which we participate, our maximum exposure to loss consists of our equity investment in the VIE and any amounts owed to us for services we may have provided to the VIE, reduced by any unearned revenues on the project. Our maximum exposure to loss may also include our obligation to fund our proportionate share of any future losses incurred. Where our performance and financial obligations are joint and several to the client with our joint venture partners, we may be further exposed to losses above our ownership interest in the joint venture.

The following summarizes the total assets and total liabilities as reflected in our consolidated balance sheets related to our significant unconsolidated VIEs in which we have a significant variable interest but are not the primary beneficiary.

	December 31, 2020
Dollars in millions	Total Assets	Total Liabilities
Affinity joint venture (U.K. MFTS project)	$11	$9
Aspire Defence Limited	$68	$5
JKC joint venture (Ichthys LNG project)	$606	$44
U.K. Road project joint ventures	$59	$—
Middle East Petroleum Corporation (EBIC Ammonia project)	$31	$1

Dollars in millions	December 31, 2019
	Total Assets	Total Liabilities
Affinity joint venture (U.K. MFTS project)	$14	$10
Aspire Defence Limited	$67	$5
JKC joint venture (Ichthys LNG project)	$546	$29
U.K. Road project joint ventures	$40	$21
Middle East Petroleum Corporation (EBIC Ammonia project)	$47	$1
Affinity. In February 2016, Affinity, a joint venture between KBR and Elbit Systems, was awarded a service contract by a third party to procure, operate and maintain aircraft and aircraft-related assets over an 18-year contract period, in support of the UKMFTS project. The contract has been determined to contain a leasing arrangement and various other services between the joint venture and the customer. KBR owns a 50% interest in Affinity. In addition, KBR owns a 50% interest in the two joint ventures, Affinity Capital Works and Affinity Flying Services, which provide procurement, operations and management support services under subcontracts with Affinity. The remaining 50% interest in these entities is held by Elbit Systems. KBR has provided its proportionate share of certain limited financial and performance guarantees in support of the partners' contractual obligations. The three project-related entities are VIEs; however, KBR is not the primary beneficiary of any of these entities.  We account for KBR's interests in each entity using the equity method of accounting within our GS business segment. The project is funded through KBR and Elbit Systems provided equity, subordinated debt and non-recourse third party commercial bank debt. Our maximum exposure to loss includes our equity investments in the project entities as of December 31, 2020.

Aspire Defence project. In April 2006, Aspire Defence Limited, a joint venture between KBR and two other project sponsors, was awarded a privately financed project contract by the U.K. MoD to upgrade and provide a range of services to the British Army’s garrisons at Aldershot and around Salisbury Plain in the U.K. In addition to a package of ongoing services to be delivered over 35 years, the project included a nine-year construction program to improve soldiers’ single living, technical and administrative accommodations, along with leisure and recreational facilities. The initial construction program was completed in 2014. In late 2016, Aspire Defence Limited was awarded a significant contract variation, expanding services to be provided under the existing contract including new construction, program management services and facilities maintenance across the garrisons. Aspire Defence Limited manages the existing properties and is responsible for design, refurbishment, construction and integration of new and modernized facilities. We indirectly own a 45% interest in Aspire Defence Limited, the contracting company that is the holder of the 35-year concession contract. The project is funded through equity and subordinated debt provided by the project sponsors and the issuance of publicly-held senior bonds which are nonrecourse to KBR and the other project sponsors. The contracting company is a VIE; however, we are not the primary beneficiary of this entity as of December 31, 2018. We account for our interest in Aspire Defence Limited using the equity method of accounting. As of December 31, 2020, included in our GS segment, our assets and liabilities associated with our investment in this project, within our consolidated balance sheets, were $68 million and $5 million, respectively. Our maximum exposure to loss includes our equity investments in the project entities and amounts payable to us for services provided to these entities as of December 31, 2020.

Prior to January 15, 2018, we also owned a 50% interest in the joint ventures that provide the construction and the related support services under subcontract arrangements with Aspire Defence Limited. On January 15, 2018, Carillion plc, our U.K. partner in these joint ventures, entered into compulsory liquidation. As a result, KBR began consolidating the subcontracting entities in its financial statements effective January 15, 2018. See Note 4 to our consolidated financial statements for further discussion.
Ichthys LNG project. In January 2012, we formed a joint venture to provide EPC services to construct the Ichthys Onshore LNG Export Facility in Darwin, Australia ("Ichthys LNG project"). The project is being executed through two entities (collectively, "JKC"), which are VIEs, in which we own a 30% equity interest. We account for our investments using the equity method of accounting.  At December 31, 2020, our assets and liabilities associated with our investment in JKC recorded in our consolidated balance sheets under our STS business segment were $606 million and $44 million, respectively.  These assets include expected cost recoveries from unapproved change orders and claims against the client as well as estimated recoveries of claims against suppliers and subcontractors arising from issues related to changes to the work scope, delays and lower than planned subcontractor activity. See Note 6 to our consolidated financial statements for further discussion on the significant contingencies as well as unapproved change orders and claims related to this project.

U.K. Road projects. We are involved in four privately financed projects, executed through joint ventures, to design, build, operate and maintain roadways for certain government agencies in the U.K. We have a 25% ownership interest in each of these joint ventures and account for them using the equity method of accounting. The joint ventures have obtained financing through third parties that is nonrecourse to the joint venture partners. These joint ventures are VIEs; however, we are not the primary beneficiary. At December 31, 2020, included in our GS business segment, our assets and liabilities associated with our investment in this project recorded in our consolidated balance sheets were $59 million and none, respectively. Our maximum exposure to loss includes our equity investments in these ventures.

EBIC Ammonia project. We have an investment in a development corporation that has an indirect interest in the Egypt Basic Industries Corporation ("EBIC") ammonia plant project located in Egypt. We performed the EPC work for the project and completed our operations and maintenance services for the facility in the first half of 2012. We own 65% of this development corporation and consolidate it for financial reporting purposes. The development corporation owns a 25% ownership interest in a company that consolidates the ammonia plant which is considered a VIE. The development corporation accounts for its investment in the company using the equity method of accounting. The VIE is funded through debt and equity. Indebtedness of EBIC under its debt agreement is nonrecourse to us. We are not the primary beneficiary of the VIE. As of December 31, 2020, included in our STS business segment, our assets and liabilities associated with our investment in this project, within our consolidated balance sheets, were $31 million and $1 million, respectively. Our maximum exposure to loss includes our proportionate share of the equity investment and amounts payable to us for services provided to the entity as of December 31, 2020. See Note 7 "Restructuring Charges and Asset Impairments" for further discussion on impairment charge recognized during the year ended December 31, 2020.

Related Party Transactions

We often provide engineering, construction management and other subcontractor services to our joint ventures and our revenues include amounts related to these services. For the years ended December 31, 2020, 2019 and 2018, our revenues included $511 million, $684 million and $721 million, respectively, related to services we provided to our joint ventures, primarily the Aspire Defence Limited joint venture within our GS business segment.

Amounts included in our consolidated balance sheets related to services we provided to our unconsolidated joint ventures for the years ended December 31, 2020 and 2019 are as follows:

	December 31,
Dollars in millions	2020	2019
Accounts receivable, net of allowance for doubtful accounts	$83	$74
Contract assets (a)	$2	$2
Contract liabilities (a)	$53	$33

(a)Reflects contract assets and contract liabilities primarily related to joint ventures within our STS business segment.

Consolidated Variable Interest Entities

We consolidate VIEs if we determine we are the primary beneficiary of the project entity because we control the activities that most significantly impact the economic performance of the entity. The following is a summary of the significant VIEs where we are the primary beneficiary:

Dollars in millions	December 31, 2020
	Total Assets	Total Liabilities
KJV-G joint venture (Gorgon LNG project)	$—	$—
Fasttrax Limited (Fasttrax project)	$45	$18
Aspire Defence subcontracting entities (Aspire Defence project)	$448	$205

Dollars in millions	December 31, 2019
	Total Assets	Total Liabilities
KJV-G joint venture (Gorgon LNG project)	$—	$17
Fasttrax Limited (Fasttrax project)	$45	$24
Aspire Defence subcontracting entities (Aspire Defence project)	$530	$283

Gorgon LNG project. We have a 30% ownership in an Australian joint venture which was awarded a contract in 2005 for front end engineering design and in 2009 for EPC management services to construct an LNG plant. The joint venture is considered a VIE, and, because we are the primary beneficiary, we consolidate this joint venture for financial reporting purposes. We determined that we are the primary beneficiary of this project entity because we control the activities that most significantly impact economic performance of the entity. The Gorgon LNG project execution activities were completed and only commercial closeout activities remained as of December 31, 2019.

Fasttrax Limited project. In December 2001, the Fasttrax joint venture ("Fasttrax") was created to provide to the U.K. MoD a fleet of 91 new HETs capable of carrying a 72-ton Challenger II tank. Fasttrax owns, operates and maintains the HET fleet and provides heavy equipment transportation services to the British Army. The purchase of the assets was completed in
2004, and the operating and service contracts related to the assets extend through 2023. Fasttrax's entity structure includes a parent entity and its 100% owned subsidiary, Fasttrax Limited. KBR and its partner each own a 50% interest in the parent entity, which is considered a VIE. We determined that we are the primary beneficiary of this project entity because we control the activities that most significantly impact economic performance of the entity. Therefore, we consolidate this VIE.

The purchase of the HETs by the joint venture was financed through two series of bonds secured by the assets of Fasttrax Limited and a bridge loan. Assets collateralizing Fasttrax’s senior bonds include cash and equivalents of $23 million and net property, plant and equipment of approximately $18 million as of December 31, 2020. See Note 12 to our consolidated financial statements for further details regarding our nonrecourse project-finance debt of this VIE consolidated by KBR, including the total amount of debt outstanding at December 31, 2020.

Aspire Defence project (subcontracting entities). As discussed above, we assumed operational management of the Aspire Defence subcontracting entities in January 2018. These subcontracting entities exclusively provide the construction and the related support services under subcontract arrangements with Aspire Defence Limited. These entities are considered VIEs, and, because we are the primary beneficiary, they are consolidated for financial reporting purposes.

Acquisition of Noncontrolling Interest
In April 2018, we entered into an agreement to acquire the noncontrolling interests in the Aspire Defence subcontracting entities from our partner.